CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2019 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 98.4%
Brazil - 7.4%
BB Seguridade Participacoes SA	2,292,567	19,331,846
Duratex SA	8,640,741	26,597,627
IRB Brasil Resseguros SA	1,123,200	28,811,625
Itau Unibanco Holding SA, PFC Shares	4,991,606	47,134,893
Notre Dame Intermedica Participacoes SA	1,969,607	20,681,143
		142,557,134

China - 27.1%
Aier Eye Hospital Group Co., Ltd., Class A	5,660,175	25,558,149
Alibaba Group Holding Ltd. ADR (1)	599,070	101,512,411
Autohome, Inc. ADR (1)(2)	315,206	26,987,938
Baozun, Inc. ADR (1)(2)	923,788	46,060,070
China Communications Services Corp. Ltd., Class H	32,462,000	25,175,119
China Mengniu Dairy Co. Ltd.	10,897,310	42,250,230
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,316,371	18,620,143
NARI Technology Co. Ltd., Class A	18,332,888	49,825,591
Shenzhen International Holdings Ltd.	17,172,873	34,121,934
Tencent Holdings Ltd.	3,353,896	151,728,200
		521,839,785

Egypt - 1.3%
Commercial International Bank Egypt SAE	5,888,555	25,749,927

Hong Kong - 7.5%
AIA Group Ltd.	5,878,967	63,486,367
Samsonite International SA (3)	9,952,354	22,901,241
Techtronic Industries Co. Ltd.	7,692,290	58,929,293
		145,316,901

Hungary - 1.9%
Richter Gedeon Nyrt	1,973,146	36,387,777

India - 15.2%
Bharat Forge Ltd.	2,771,165	18,029,045
Container Corp. of India Ltd.	2,703,080	22,234,903
HCL Technologies Ltd.	1,667,552	25,750,982
HDFC Bank Ltd. ADR	462,278	60,114,631
Hero MotoCorp Ltd.	571,490	21,447,066
ICICI Bank Ltd.	7,672,368	48,527,408
Motherson Sumi Systems Ltd.	10,673,043	18,897,939
Power Grid Corp. of India Ltd.	11,537,736	34,421,923
SBI Life Insurance Co., Ltd. (3)	1,789,008	18,690,801
Tech Mahindra Ltd.	2,354,406	24,137,518

		292,252,216

Indonesia - 3.0%
Bank Rakyat Indonesia Persero Tbk PT	186,940,029	57,713,067

Mexico - 1.4%
Wal-Mart de Mexico SAB de CV	9,751,282	26,616,459

Peru - 1.4%
Credicorp Ltd.	115,486	26,435,900

Russia - 1.6%
Mail.Ru Group Ltd. GDR (1)	1,198,938	30,505,963

South Africa - 3.1%
Foschini Group Ltd. (The)	2,882,649	36,935,566
Shoprite Holdings Ltd.	1,989,330	22,235,504
		59,171,070

South Korea - 10.3%
KB Financial Group, Inc.	1,308,263	51,858,491
Samsung Electronics Co. Ltd.	2,878,936	117,231,199
Samsung Fire & Marine Insurance Co. Ltd.	128,312	29,792,634
		198,882,324

Taiwan - 13.5%
Accton Technology Corp.	11,222,000	47,669,594
Advantech Co. Ltd.	3,714,983	31,637,105
Chipbond Technology Corp.	15,341,000	29,914,462
Delta Electronics, Inc.	9,339,000	47,464,893
LandMark Optoelectronics Corp.	2,089,900	17,712,468
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,219,816	86,950,193
		261,348,715

Turkey - 1.1%
BIM Birlesik Magazalar AS	1,590,517	21,854,983

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	2,782,811	6,288,154

United Kingdom - 2.3%
NMC Health plc (2)	1,466,252	44,861,016

Total Common Stocks (Cost $1,815,156,801)		1,897,781,391

	PRINCIPAL AMOUNT ($)	VALUE ($)
HIGH SOCIAL IMPACT INVESTMENTS - 0.1%
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19 (4)(5)	2,000,000	1,974,280

ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20 (5)(6)(7)	43,000	40,377
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20 (5)(6)(7)	56,000	51,240

Total High Social Impact Investments (Cost $2,099,000)		2,065,897

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.33%	87,844,954	87,844,954

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $87,844,954)		87,844,954

TOTAL INVESTMENTS (Cost $1,905,100,755) - 103.1%		1,987,692,242
Other assets and liabilities, net - (3.1%)		(60,065,940)
NET ASSETS - 100.0%		1,927,626,302

NOTES TO SCHEDULE OF INVESTMENTS
(1) Non-income producing security.
(2) All or a portion of this security was on loan at June 30, 2019. The aggregate market value of securities on loan at June 30, 2019 was $110,330,514 and the total market value of the collateral received by the Fund was $114,584,809, comprised of cash of $87,844,954 and U.S. Government and/or agencies securities of $26,739,855.

(3) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $41,592,042, which represents 2.2% of the net assets of the Fund as of June 30, 2019.

(4) Affiliated company.
(5) Restricted security. Total market value of restricted securities amounts to $2,065,897, which represents 0.1% of the net assets of the Fund as of June 30, 2019.
(6) For fair value measurement disclosure purposes, security is categorized as Level 3.
(7) Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2019.

Abbreviations:
ADR:	American Depositary Receipt
GDR:	Global Depositary Receipts
PFC Shares:	Preference Shares

At June 30, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of total investments, was as follows:
ECONOMIC SECTORS	% of total investments*
Financials	25.5%
Information Technology	22.6%
Consumer Discretionary	15.0%
Communication Services	11.0%
Industrials	10.0%
Health Care	6.7%
Consumer Staples	5.9%
Utilities	1.8%
Materials	1.4%
High Social Impact Investments	0.1%
Total	100.0%

* Does not include Short Term Investment of Cash Collateral for Securities Loaned.

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	12/15/16	2,000,000
ImpactAssets Inc., Global Sustainable Agriculture Notes, 2.38%, 11/3/20	11/13/15	43,000
ImpactAssets Inc., Microfinance Plus Notes, 2.31%, 11/3/20	11/13/15	56,000

At June 30, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $1,974,280, which represents 0.1% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended June 30, 2019 were as follows:

Name of Issuer	Principal Amount, beginning of period	Gross Additions	Gross Reductions	Principal Amount, end of period	Value, end of period	Interest Income	Net Realized Gain (Loss)	Capital Gain Distributions Received	Change in Unrealized Appreciation (Depreciation)
High Social Impact Investments Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$2,000,000	$—	$—	$2,000,000	$1,974,280	$22,333	$—	$—	$49,580

(1) Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund’s holdings as of June 30, 2019, based on the inputs used to value them:

Assets	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$142,557,134	$—		$—	$142,557,134
China	174,560,419	347,279,366		—	521,839,785
India	60,114,631	232,137,585		—	292,252,216
Mexico	26,616,459	—		—	26,616,459
Peru	26,435,900	—		—	26,435,900
Taiwan	86,950,193	174,398,522		—	261,348,715
Other Countries(2)	—	626,731,182		—	626,731,182
Total Common Stocks	$517,234,736	$1,380,546,655	(3)	$—	$1,897,781,391
High Social Impact Investments	—	1,974,280		91,617	2,065,897
Short Term Investment of Cash Collateral for Securities Loaned	87,844,954	—		—	87,844,954
Total Investments	$605,079,690	$1,382,520,935		$91,617	$1,987,692,242

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) For further breakdown of equity securities by country, please refer to the Schedule of Investments.
(3) Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.